DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
DEFERRED REVENUE
8. DEFERRED REVENUE
A rollforward of current deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total current
	(In thousands)
Current deferred revenue, January 1, 2020	$18	$1,933	$2,860	$7,014	$1,630	$38	$13,493
Additions	2	483	2,123	1,547	396	9	4,560
Less revenue recognized	5	483	1,285	1,544	409	9	3,735

Current deferred revenue, March 31, 2020	$15	$1,933	$3,698	$7,017	$1,617	$38	$14,318

A rollforward of noncurrent deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2020	$3	$3,634	$7,589	$17,710	$9,575	$198	$38,709
Additions	425	3,522	3,263	1,304	382	—	8,896
Less reclassification to current deferred revenue	2	483	2,123	1,547	396	9	4,560

Noncurrent deferred revenue, March 31, 2020	$426	$6,673	$8,729	$17,467	$9,561	$189	$43,045

9. DEFERRED REVENUE
Certain of our gathering and/or processing agreements provide for monthly or annual MVCs. The amount of the shortfall payment is based on the difference between the actual throughput volume shipped and/or processed for the applicable period and the MVC for the applicable period, multiplied by the applicable gathering or processing fee.
Many of our gas gathering agreements contain provisions that can reduce or delay the cash flows that we expect to receive from our MVCs to the extent that a customer’s actual throughput volumes are above or below its MVC for the applicable contracted measurement period. These provisions include the following:

•
To the extent that a customer’s throughput volumes are less than its MVC for the applicable period and the customer makes a shortfall payment, it may be entitled to an offset in one or more subsequent periods to the extent that its throughput volumes in subsequent periods exceed its MVC for those periods. In such a situation, we would not receive gathering fees on throughput in excess of that customer’s MVC (depending on the terms of the specific gas gathering agreement) to the extent that the customer had made a shortfall payment with respect to one or more preceding measurement periods (as applicable).

•
To the extent that a customer’s throughput volumes exceed its MVC in the applicable contracted measurement period, it may be entitled to apply the excess throughput against its aggregate MVC, thereby reducing the period for which its annual MVC applies. As a result of this mechanism, the weighted-average remaining period for which our MVCs apply will be less than the weighted-average of the original stated contract terms of our MVCs.

•
To the extent that certain of our customers’ throughput volumes exceed its MVC for the applicable period, there is a crediting mechanism that allows the customer to build a bank of credits that it can utilize in the future to reduce shortfall payments owed in subsequent periods, subject to expiration if there is no shortfall in subsequent periods. The period over which this credit bank can be applied to future shortfall payments varies, depending on the particular gas gathering agreement.

A rollforward of current deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total current
	(In thousands)
Current deferred revenue, January 1, 2018	$18	$1,017	$358	$7,038	$1,619	$38	$10,088
Additions	18	1,744	943	21,955	1,651	96	26,407
Less revenue recognized	18	1,347	562	21,377	1,628	96	25,028

Current deferred revenue, December 31, 2018	18	1,414	739	7,616	1,642	38	11,467
Additions	18	2,262	5,165	16,211	1,632	38	25,326
Less revenue recognized	18	1,743	3,044	16,813	1,644	38	23,300

Current deferred revenue, December 31, 2019	$18	$1,933	$2,860	$7,014	$1,630	$38	$13,493

A rollforward of noncurrent deferred revenue follows.

	Utica Shale	Williston Basin	DJ Basin	Piceance Basin	Barnett Shale	Marcellus Shale	Total noncurrent
	(In thousands)
Noncurrent deferred, revenue, January 1, 2018	$39	$4,215	$4,505	$18,219	$8,217	$333	$35,528
Additions	—	1,851	3,720	7,869	3,062	—	16,502
Less reclassification to current deferred revenue	18	1,673	941	8,146	1,651	97	12,526

Noncurrent deferred revenue, December 31, 2018	21	4,393	7,284	17,942	9,628	236	39,504
Additions	—	1,940	5,470	6,104	1,579	—	15,093
Less reclassification to current deferred revenue	18	2,699	5,165	6,336	1,632	38	15,888

Noncurrent deferred revenue, December 31, 2019	$3	$3,634	$7,589	$17,710	$9,575	$198	$38,709